Basis of preparation and significant accounting policies (Details) - Credit cards	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected credit loss	2 years
Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected credit loss	6 years